Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Balance Sheets
Financing costs, amortization	$ 2,243,462	$ 1,949,651	$ 1,467,677
Members' capital, units issued	13,139	13,139	13,139
Members' capital, units outstanding	13,139	13,139	13,139